Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Amortized cost of investment securities available for sale	$ 300,028	$ 285,838
Estimated fair value of investment securities held to maturity	250	250
Allowance for loans receivable	$ 15,541	$ 18,008
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	19,030,704	18,910,829
Common stock, shares outstanding	18,922,726	18,693,091
Treasury stock, shares	107,978	217,738